Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Current assets
Cash and cash equivalents	$ 91,367,333	$ 85,174,017
Accounts receivable, net	408,234
Prepayments and other assets, net	8,241,570	402,899
Inventories	196,724	191,201
Prepaid consideration		56,250,000
Total current assets	100,213,861	142,018,117
Non-current assets
Provisional goodwill	112,500,000
Property and equipment, net	113,243
Right of use assets	122,800
Total non-current assets	112,736,043
Total assets	212,949,904	142,018,117
Current liabilities
Accounts payable	259,701
Accrued expenses and other current liabilities	1,309,098	1,104,812
Contract liabilities	3,863,262	415,020
Taxes payable	115,987	74,091
Loan from third party	4,645,463
Operating lease liabilities	40,775
Total current liabilities	12,234,286	3,593,923
Non-current liabilities
Operating lease liabilities-non-current	63,965
Total non-current liabilities	63,965
Total liabilities	12,298,251	3,593,923
SHAREHOLDERS’ EQUITY:
Ordinary share ($0.0001 par value, 5,000,000,000 shares authorized, 720,880,603 and 438,336,843 shares issued, 719,714,720 and 437,170,960 shares outstanding as of September 30, 2024 and March 31,2024, respectively)	72,088	43,834
Additional paid-in capital	273,054,174	210,324,890
Treasury stock (1,165,883 shares as of September 30, 2024 and March 31,2024, respectively)	(3,988,370)	(3,988,370)
Accumulated deficit	(64,513,015)	(63,926,383)
Accumulated other comprehensive loss	(4,060,547)	(4,086,587)
Total shareholders’ equity	200,564,330	138,367,384
Non-controlling interest	87,323	56,810
Total equity	200,651,653	138,424,194
Total liabilities and shareholders’ equity	212,949,904	142,018,117
Related parties
Current liabilities
Amount due to related parties	$ 2,000,000	$ 2,000,000